NET REVENUES	12 Months Ended
Dec. 31, 2021
NET REVENUES
NET REVENUES
14.	NET REVENUES

Disaggregation of revenues

All of the Group’s revenues for the years ended December 31, 2019, 2020 and 2021 were generated within the PRC. The following table illustrates the disaggregation of the Group’s revenue streams by type of customers and nature of services the Group offered:

	Year Ended December 31,
	2019	2020	2021
Product Revenues	3,929,698	8,156,672	12,331,705
B2C Business	636,430	666,223	491,855
B2B Business	3,293,268	7,490,449	11,839,850
Service Revenues	22,355	46,485	94,197
MP Service	17,239	30,533	52,309
Other Services	5,116	15,952	41,888
Total	3,952,053	8,203,157	12,425,902

The revenues by different product groups and services has been disclosed in Note 2(ad).

Contract balance

The typical contract term of MP service is no more than one year and the remaining unsatisfied performance obligation as of December 31, 2020 and 2021 was insignificant.

In some arrangements from which product revenue is generated, the Group receives advance payments from consumers and pharmacy customers before the product is delivered, which is recorded as advance from customers included in the accrued expenses and other current liabilities on the consolidated balance sheets. The movements of the Group’s accounts receivable and advances from customers are as follows:

	Accounts	Advances from
	Receivable	Customers
Ending Balance as of December 31, 2019	65,247	63,456
Increase/(decrease), net	97,847	53,995
Ending Balance as of December 31, 2020	163,094	117,451
Increase/(decrease), net	241,375	58,805
Ending Balance as of December 31, 2021	404,469	176,256

Revenues with amount of RMB 63,456 and RMB 117,451 were recognized in the years ended December 31, 2020 and 2021, respectively that were included in the balance of advance from customers at the beginning of the each year.